ACQUISITION (Tables)	12 Months Ended
Dec. 31, 2022
Summary of the purchase price consideration
The following table summarizes the purchase price consideration in connection with the Modcloth Acquisition as of December 1, 2022 (amounts in thousands):

Total cash consideration	$1,500
Settlement of pre-existing relationship (a)	5,415

Total consideration	6,915
Fair value of previously held equity interest	1,920

Total	8,835

Schedule of fair value of identifiable intangible assets and useful lives
The fair value of Modcloths’s identifiable intangible assets and useful lives are as follows (amounts in thousands, except years):

	Fair Value	Useful Life (Years)
Trade name	4,610	10

Total identifiable intangible assets	$4,610

Beta Brand [Member]
Summary of finalized fair value of assets and assumed liabilities	The following table summarizes the finalized fair value of the assets and assumed liabilities (in thousands):

As of December 2, 2021
Acquired assets
Inventory	$2,408
Other current assets	741
Property and equipment	26
Internal-use software and website	348
Intangible assets
Customer relationships	2,538
Developed technology	748
Trade name	438
Security Deposits	19

Total identifiable assets	$7,266
Liabilities assumed
Accounts payable	$151
Deferred revenue	3,224

Total liabilities	$3,375

Mod Cloth [Member]
Summary of fair values of the assets acquired, liabilities assumed
The following table summarizes the preliminary fair values of the assets acquired, liabilities assumed and resulting goodwill in the Modcloth Acquisition as of December 1, 2022 (amounts in thousands):

As of December 1, 2022
Acquired assets
Cash	$3
Accounts receivable, net	25
Inventory	4,787
Prepaid expenses and other current assets	30
Property and equipment, net	108
Right-of-use asset, net	895
Other non-current asset	80
Intangible assets, net	4,610
Goodwill	6,748

Total acquired assets	$17,286
Liabilities assumed
Accounts payable	$5,544
Accrued expenses and other liabilities	2,908

Total liabilities assumed	$8,452